Note 8 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Net earnings	$ 6,085	$ 17,345
Less: Allocation to unvested restricted stock units	21	177
Net earnings attributable to common shareholders	$ 6,064	$ 17,168
Weighted average common shares outstanding (in shares)	6,944,602	7,183,702